Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 04

CASH AND CASH EQUIVALENTS

a)	The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2020 MCh$	2019 MCh$
Cash and deposits in banks
Cash	665,397	861,178
Deposits at the Central Bank of Chile	1,313,394	1,731,079
Deposits in local banks	1,571	948
Deposits in banks abroad	822,926	961,315
Subtotals – Cash and deposits in banks	2,803,288	3,554,520

Net cash items in process of collection	91,332	156,814

Cash and cash equivalents	2,894,620	3,711,334

The balance of funds held in cash and at the Central Bank of Chile reflects the monthly average that the Bank must maintain in accordance with the regulations governing minimum reserves although the balance can be withdrawn on demand.

b)	Cash in process of collection and in process of being cleared:

Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:

	As of December 31,
	2020 MCh$	2019 MCh$
Assets
Documents held by other banks (documents to be cleared)	137,396	217,394
Funds receivable	315,567	137,668
Subtotal	452,963	355,062
Liabilities
Funds payable	361,631	198,248
Subtotal	361,631	198,248

Cash in process of collection, net	91,332	156,814